Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

(20) Commitments and Contingencies

The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including four putative and certified class action proceedings, arising from the conduct of business. Two of the class action lawsuits, Negrete v. Allianz Life Insurance Company of North America (CV 05-6838CAS) and Healey v. Allianz Life Insurance Company of North America (CV 05-8908 CAS) have been certified as class actions, and have been consolidated in the United State District Court, Central District of California, Western Division. One of the other putative class action lawsuits, Jones v. Allianz Life Insurance Company of North America (CV00000145 SWW), is pending in the United States District Court, Eastern District of Arkansas, and has been stayed. The other putative class action lawsuit, Smith v. Questar Capital Corporation and Allianz Life Insurance Company of North America (12-CV-02669 SRN/TNL) is pending in the United States District Court for the District of Minnesota. The Company intends to vigorously contest the lawsuits, but is or may pursue settlement negotiations in some cases, if appropriate. The outcome of these cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries The Company recognizes legal costs for defending itself as incurred. When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions, or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether the amount of loss can be reasonably estimated prior to making any accruals.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.

Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority (FINRA) and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance laws and securities laws. State regulators have also been investigating various practices relating to unclaimed property. In certain instances, these investigations have led to regulatory enforcement proceedings. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company. Management assesses whether a loss is probable and if the amount can be reasonably estimated prior to making any accruals.

In December 2008, the SEC adopted a rule (Rule 151A) having the effect of categorizing most fixed-indexed annuity products as securities. This rule, if it had become fully operational, would subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. In October 2010, several months after the Federal Court of Appeals for the District of Columbia Circuit vacated Rule 151A, the SEC withdrew the rule. As a result, issuers of fixed-indexed annuity products will not be under the SEC’s purview, rather they will remain subject to state insurance regulation as long as insurers comply with the provisions of the Harkin Amendment, passed as part of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. It can be expected that annuity product design and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

This could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future. Management assesses whether the amount can be reasonably estimated prior to making any accruals.

The Company holds a minority equity interest in a certain field marketing organization. Certain provisions within the stockholder’s agreement require the Company to purchase all of the stock in the entity if and when principals of the field marketing organization choose to exercise certain available options. The exercise period for the put option is the first 120 days of each calendar year commencing on January 1, 2011, and expiring on April 30, 2014. If the put option was exercised, requiring the Company to purchase all of the stock in the entity, the total purchase price that would be paid by the Company based on current calculations would be $7,503.

The Company has private placement investments that may require a commitment of capital within the next year. The Company had capital commitments of $84,000 and $0 at December 31, 2013 and 2012, respectively.

The Company has commercial mortgage loan investments that require additional commitments of capital within the next year. The Company had capital commitments for new mortgage loans of $364,400 and $215,000 at December 31, 2013 and 2012, respectively.

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $2,760, $2,569, and $3,065 in 2013, 2012, and 2011, respectively. The future minimum lease payments required under operating leases are as follows:

2014	$1,333
2015	924
2016	684
2017	565
2018	580
2019 and beyond	1,116

Total	$5,202

The Company had capital leases to finance furniture and equipment for the Company’s headquarters. These leases were all terminated in 2010 and new leases were entered into in 2011. No new leases were entered into in 2012 or 2013. The cost and accumulated depreciation of the financed assets were $2,976 and $1,613 at December 31, 2013, and $2,976 and $868 at December 31, 2012, respectively, and are included in other assets. Depreciation on the financed assets was $745, $868, and $0 in 2013, 2012, and 2011, respectively.

The future minimum lease payments and present value of the net minimum lease payments are as follows:

2014	$939
2015	783
2016	—
2017	—
2018	—
2019 and beyond	—

Total	$1,722

The Company has a service agreement (the agreement) with certain broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2013, to be $5,795 annually with a total commitment of $57,952. The calculation was based on the total variable insurance products under management as of December 31, 2013, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $5,980, $5,095, and $4,298 in 2013, 2012, and 2011, respectively.